INITIAL PUBLIC OFFERING (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended
	Oct. 19, 2021	Jun. 30, 2021
Subsequent Event [Line Items]
Sale of units per share		$ 10.15
Warrant price		$ 0.01
IPO [Member]
Subsequent Event [Line Items]
Sale of units in initial public offering		27,500,000
Sale of units per share		$ 10.00
Private Placement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share Price		0.0001
Warrant price		$ 11.50
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of units per share	$ 10.15
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Sale of units in initial public offering	31,625,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 316,250,000
Subsequent Event [Member] | IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Sale of units in initial public offering	27,500,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of units in initial public offering	14,204,375
Sale of units in initial public offering aggragate amount	$ 14,204,375
Warrant price	$ 1.00
Subsequent Event [Member] | Private Placement [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Share Price	0.0001
Warrant price	$ 11.50